Consolidated Balance Sheets	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 8,633,257	$ 1,101,181	$ 20,396,353
Restricted cash	6,000,000	765,306	24,826,403
Inventories	540,467	68,937
Contracts receivable, net	91,296,831	11,645,004	32,124,233
Contract assets, net	65,563,007	8,362,628	91,098,639
Retention receivables, net	129,083	16,465	582,575
Prepaid expenses and other receivables, net	58,942,390	7,518,162	97,235,469
Tax recoverable	124,746	15,911
Total current assets	248,013,546	31,634,380	278,865,899
NON-CURRENT ASSETS
Long-term investment	12,427,078	1,585,086	11,685,326
Property and equipment, net	5,900,679	752,638	5,778,998
Right-of-use assets, net	151,133,253	19,277,201	2,364,824
Rental deposits, net	11,511,625	1,468,320
Intangible assets	24,186,925	3,085,067
Goodwill	193,445,481	24,674,168	35,124,140
Deferred tax assets	3,127,225	398,881
Total non-current assets	401,732,266	51,241,361	54,953,288
Total assets	649,745,812	82,875,741	333,819,187
CURRENT LIABILITIES
Bank borrowings	109,870,617	14,014,109	78,359,952
Other loan			778,000
Accounts payable	43,065,781	5,493,084	24,288,797
Accrued expenses and other payables	10,751,454	1,371,361	2,443,882
Dividend payable	7,880,000	1,005,102
Tax payable	15,695,246	2,001,944	12,078,618
Contract liabilities	41,475,189	5,290,203	53,953,394
Operating lease liabilities	25,887,386	3,301,963	2,364,824
Total current liabilities	257,927,923	32,898,971	176,434,734
NON-CURRENT LIABILITIES
Operating lease liabilities	127,694,936	16,287,619
Deferred tax liabilities	3,990,843	509,036
Debt host of promissory notes	10,919,096	1,392,742
Embedded derivative of promissory notes	12,052,225	1,537,273
Total non-current liabilities	154,657,100	19,726,670
Total liabilities	412,585,023	52,625,641	176,434,734
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Additional paid-in capital	130,389,486	16,631,312	65,289,486
Retained earnings (accumulated losses)	(55,307,821)	(7,054,569)	97,757,269
Equity attributable to owners of the Company	75,081,690	9,576,746	163,046,780
Non-controlling interests	162,079,099	20,673,354	(5,662,327)
Total shareholders’ equity	237,160,789	30,250,100	157,384,453
Total liabilities and shareholders’ equity	649,745,812	82,875,741	333,819,187
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	18	2	18
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	7	1	7
Related Parties
CURRENT ASSETS
Amounts due from related companies	16,783,765	2,140,786	12,602,227
CURRENT LIABILITIES
Amounts due to related parties	$ 3,302,250	$ 421,205	$ 2,167,267